Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income Tax Expense	Income tax expense was as follows.

	2012	2011
Current	$1,395	$1,213
Deferred	330	(366)

Income tax expense	$1,725	$847

Effective Tax Rates Differ from Statutory Federal Income Tax Rate

Effective tax rates differ from the statutory federal income tax rate of 34% due to the following.

	2012	2011
Income taxes computed at the statutory federal tax rate	$2,483	$1,634
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(630)	(558)
Cash surrender value of BOLI	(213)	(219)
Other	85	(10)

Income tax expense	$1,725	$847

Summary of Defered Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following.

	2012	2011
Deferred tax assets
Allowance for loan losses	$6,712	$7,227
Deferred compensation	1,057	816
Intangible assets	182	388
Pension costs	2,775	1,900
Impairment losses	195	195
Other	171	158

Deferred tax asset	11,092	10,684

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(295)	(373)
Discount accretion on securities	(73)	(77)
Purchase accounting adjustments	(1,774)	(2,111)
FHLB stock dividends	(2,249)	(2,249)
Unrealized gain on securities available for sale	(3,013)	(2,814)
Other	(105)	(20)

Deferred tax liability	(7,509)	(7,644)

Net deferred tax asset	$3,583	$3,040